Put Option Liability - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Percentage of series A preferred shares subscribed	70.00%
Change in fair value of put option		$ 150	$ 150	$ 123
QUALCOMM
Derivative [Line Items]
Percentage of legal ownership	70.00%
Percentage of series A preferred shares subscribed	30.00%